Note 9 - Note Payable	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
(
9
)
NOTE PAYABLE
:

On
May 4, 2020,
the Company's wholly-owned subsidiary Cyclodextrin Technologies Development, Inc., borrowed
$158,524
from BBVA USA under the Paycheck Protection Program which was established under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The loan matures on
May 4, 2022
and bears interest at a rate of
1%
per annum, payable monthly commencing on
December 4, 2020.
Under the Paycheck Protection Program, the loan
may
be partially or wholly forgiven if the loan is used to fund certain qualifying expenses as described in the CARES Act. The Company intends to use all of the loan proceeds for qualifying expenses and to apply for forgiveness of the loan in accordance with the terms of the CARES Act. Maturities of this note payable over the term of this note and in the aggregate are as follows:

Year Ending December 31,	Amount
2020	$7,994
2021	$106,035
2022	$44,495
Total	$158,524